Income Taxes (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Income Tax Disclosure [Abstract]
Current tax benefit related to the change in tax rate	$ 300,000	$ 300,000
Blended rate		33.81%
Valuation allowance	0	$ 0	$ 0
Remeasurement of deferred tax assets and liabilities	13,400,000	13,400,000	0	$ 0
Total impact of the Tax Act		13,100,000
Deferred tax assets [Abstract]
Allowance for doubtful accounts	19,325,000	19,325,000	64,642,000
Deferred rent	5,839,000	5,839,000	9,185,000
Deferred gains on sale-leaseback transactions	1,598,000	1,598,000	3,014,000
Deferred revenue	1,240,000	1,240,000	1,695,000
Inventories	2,126,000	2,126,000	3,568,000
Stock-based compensation	1,439,000	1,439,000	1,840,000
State net operating loss carryforwards	1,207,000	1,207,000	992,000
State margin tax	0	0	1,039,000
Other	3,534,000	3,534,000	5,255,000
Total deferred tax assets	36,308,000	36,308,000	91,230,000
Deferred tax liabilities [Abstract]
Vendor prepayments	(4,723,000)	(4,723,000)	(1,758,000)
Sales tax receivable	(3,649,000)	(3,649,000)	(7,481,000)
Property and equipment	(6,275,000)	(6,275,000)	(10,319,000)
Other	(96,000)	(96,000)	(230,000)
Total deferred tax liabilities	(14,743,000)	(14,743,000)	(19,788,000)
Net deferred tax asset	$ 21,565,000	21,565,000	71,442,000
Current [Abstract]
Federal		(25,891,000)	(11,251,000)	32,820,000
State		1,184,000	3,519,000	2,242,000
Total current		(24,707,000)	(7,732,000)	35,062,000
Deferred [Abstract]
Federal		49,536,000	(1,435,000)	(16,032,000)
State		342,000	212,000	(642,000)
Total deferred		49,878,000	(1,223,000)	(16,674,000)
Provision (benefit) for income taxes		25,171,000	(8,955,000)	18,388,000
Reconciliation of the tax provision at the statutory tax rate and the total tax provision [Abstract]
Provision (benefit) at U.S. federal statutory rate		10,696,000	(12,081,000)	17,235,000
State and local income taxes, net of federal benefit		1,910,000	2,363,000	1,180,000
Deferred tax adjustment		0	771,000	0
Provision to return adjustments		(1,142,000)	0	0
Other		320,000	(8,000)	(27,000)
Provision (benefit) for income taxes		$ 25,171,000	$ (8,955,000)	$ 18,388,000